Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – The fair value of the Company’s cash and cash equivalents approximates its carrying amounts reported in the consolidated balance sheets.

Investment in term loans and interest receivable – The fair value of the Company’s investment in term loans and interest receivable is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, the value of the collateral and an assessment of the credit worthiness of the borrower is taken into account when determining the fair value.

Long-term debt – The fair values of the Company’s fixed-rate and variable-rate long-term debt is based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s interest rate swap agreements are the estimated amounts that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

During January 2014, the Company received a stock purchase warrant entitling it to purchase up to 750,000 shares of the common stock of TIL (see note 9). The estimated fair value of the stock purchase warrant was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free interest rate, vesting conditions and the historical volatility of comparable companies. The estimated fair value of the stock purchase warrant as of December 31, 2014 is based on the historical volatility of comparable companies of 61.54%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

Changes in fair value during the year ended December 31, 2014 for the TIL stock purchase warrant is as follows:

Year Ended December 31, 2014 $
Fair value at the beginning of the period	—
Fair value on issuance	3,420
Unrealized gain included in earnings	1,237

Fair value at the end of the period	4,657

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2014			December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1	162,797	162,797	25,646	25,646
Derivative instruments
Interest rate swap agreements (note 9)	Level 2	(18,225)	(18,225)	(25,268)	(25,268)
Stock purchase warrant (note 9)	Level 3	4,657	4,657	—	—
Other:
Investment in term loans and
interest receivable (note 5)	Level 3	—	—	136,061	134,857
Advances to equity accounted investments	Note (1)	14,980	Note (1)	16,930	Note (1)
Long-term debt, including current portion	Level 2	(656,063)	(617,761)	(744,634)	(679,910)

(1)

The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.